UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2021

WESTERN ASSET

TAX FREE RESERVES

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

*A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Tax Free Reserves for the six-month reporting period ended February 28, 2021. Please read on for Fund performance during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2021

II	Western Asset Tax Free Reserves

Performance review

As of February 28, 2021, the seven-day current yield for Class N shares of Western Asset Tax Free Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was also 0.01%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, Tax Free Reserves Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, Tax Free Reserves Portfolio.

Western Asset Tax Free Reserves
Yields as of February 28, 2021 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.01%	0.01%
Class A	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -1.28%; and the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.80%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Tax Free Reserves	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2021

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

IV	Western Asset Tax Free Reserves

Portfolio at a glance† (unaudited)

Tax Free Reserves Portfolio

The Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2021 and August 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Tax Free Reserves 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2020 and held for the six months ended February 28, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class N	0.01%	$1,000.00	$1,000.10	0.08%	$0.40	Class N	5.00%	$1,000.00	$1,024.40	0.08%	$0.40
Class A	0.01	1,000.00	1,000.10	0.08	0.40	Class A	5.00	1,000.00	1,024.40	0.08	0.40

2	Western Asset Tax Free Reserves 2021 Semi-Annual Report

[1]	For the six months ended February 28, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Tax Free Reserves 2021 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 28, 2021

Assets:
Investment in Tax Free Reserves Portfolio, at value	$93,655,105
Receivable from investment manager	10,310
Prepaid expenses	18,712
Total Assets	93,684,127

Liabilities:
Audit and tax fees payable	12,418
Transfer agent fees payable	4,973
Shareholder reports payable	4,410
Legal fees payable	1,694
Trustees’ fees payable	339
Distributions payable	255
Payable for Fund shares repurchased	6
Accrued expenses	1,217
Total Liabilities	25,312
Total Net Assets	$93,658,815

Net Assets:
Par value (Note 5)	$936
Paid-in capital in excess of par value	93,690,994
Total distributable earnings (loss)	(33,115)
Total Net Assets	$93,658,815

Net Assets:
Class N	$8,750,858
Class A	$84,907,957

Shares Outstanding:
Class N	8,749,376
Class A	84,892,153

Net Asset Value:
Class N	$1.00
Class A	$1.00

See Notes to Financial Statements.

4	Western Asset Tax Free Reserves 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2021

Investment Income:
Income from Tax Free Reserves Portfolio	$37,415
Allocated expenses from Tax Free Reserves Portfolio	(78,950)
Allocated waiver and/or expense reimbursements from Tax Free Reserves Portfolio	62,288
Total Investment Income	20,753

Expenses:
Investment management fee (Note 2)	186,865
Service and/or distribution fees (Notes 2 and 3)	47,950
Registration fees	22,793
Transfer agent fees (Note 3)	14,609
Audit and tax fees	12,418
Shareholder reports	4,800
Fund accounting fees	4,464
Legal fees	3,792
Insurance	845
Trustees’ fees	771
Miscellaneous expenses	1,195
Total Expenses	300,502
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(283,903)
Net Expenses	16,599
Net Investment Income	4,154
Net Realized Loss on Investments From Tax Free Reserves Portfolio	(7)
Increase in Net Assets From Operations	$4,147

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2021 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 28, 2021 (unaudited) and the Year Ended August 31, 2020	2021	2020

Operations:
Net investment income	$4,154	$356,704
Net realized loss	(7)	(1)
Increase in Net Assets From Operations	4,147	356,703

Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(4,153)	(356,355)
Decrease in Net Assets From Distributions to Shareholders	(4,153)	(356,355)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	94,491,031	191,544,338
Reinvestment of distributions	2,739	160,398
Cost of shares repurchased	(79,613,089)	(171,557,578)
Increase in Net Assets From Fund Share Transactions	14,880,681	20,147,158
Increase in Net Assets	14,880,675	20,147,506

Net Assets:
Beginning of period	78,778,140	58,630,634
End of period	$93,658,815	$78,778,140

See Notes to Financial Statements.

6	Western Asset Tax Free Reserves 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class N Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.004	0.008	0.004	0.001	0.000	[3]
Net realized gain (loss)	(0.000)	[3]	(0.000) [3]	0.000 [3]	0.001 [4]	(0.000) [3]	(0.000)	[3]
Total income from operations	0.000	[3]	0.004	0.008	0.005	0.001	0.000	[3]

Less distributions from:
Net investment income	(0.000)	[3]	(0.004)	(0.008)	(0.005)	(0.001)	(0.000)	[3]
Total distributions	(0.000)	[3]	(0.004)	(0.008)	(0.005)	(0.001)	(0.000)	[3]

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	0.01%		0.40%	0.85%	0.46%	0.05%	0.03%

Net assets, end of period (000s)	$8,751		$8,579	$6,612	$7,607	$11,560	$66,113

Ratios to average net assets:
Gross expenses[6,7]	1.34%[8]		1.40%	1.60%	1.27%	1.11%	1.01%
Net expenses[6,9,10]	0.08	[8]	0.50	0.75	0.75	0.68	0.19
Net investment income	0.01	[8]	0.40	0.84	0.43	0.06	0.04

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]	Calculation of the net gain per share does not correlate to the aggregate realized loss presented in the Statement of Operations.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2021 Semi-Annual Report	7

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.005	0.010	0.006	0.002	0.000	[3]
Net realized gain (loss)[3]	(0.000)		(0.000)	0.000	(0.000)	(0.000)	(0.000)
Total income from operations	0.000	[3]	0.005	0.010	0.006	0.002	0.000	[3]

Less distributions from:
Net investment income	(0.000)	[3]	(0.005)	(0.010)	(0.006)	(0.002)	(0.000)	[3]
Total distributions	(0.000)	[3]	(0.005)	(0.010)	(0.006)	(0.002)	(0.000)	[3]

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.01%		0.50%	1.00%	0.61%	0.15%	0.04%

Net assets, end of period (000s)	$84,908		$70,199	$52,018	$59,190	$66,357	$112,849

Ratios to average net assets:
Gross expenses[5,6]	0.86%[7]		0.89%	0.96%	1.00%	0.92%	0.87%
Net expenses[5,8,9]	0.08	[7]	0.42	0.60	0.60	0.60	0.21
Net investment income	0.01	[7]	0.47	1.00	0.58	0.16	0.04

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[6]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

8	Western Asset Tax Free Reserves 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (29.5% at February 28, 2021) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

Western Asset Tax Free Reserves 2021 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is

10	Western Asset Tax Free Reserves 2021 Semi-Annual Report

the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Since the Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Tax Free Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N and Class A shares did not exceed 0.75% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021, without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $283,903.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Western Asset Tax Free Reserves 2021 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class N and Class A shares calculated at the annual rate of 0.25% and 0.10% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class N	$10,707	†	$14,053
Class A	37,243	†	556
Total	$47,950		$14,609

†

Amounts shown are exclusive of waivers. For the six months ended February 28, 2021, the service and/or distribution fees waived amounted to $10,707 and $37,243 for Class N and Class A shares, respectively. The Board of Trustees has determined that, until December 31, 2021, service and/or distribution fees shall not exceed 0.15% and 0.07% of average daily net assets attributable to Class N and Class A shares, respectively. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived or reduced from time to time.

For the six months ended February 28, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$47,549
Class A	236,354
Total	$283,903

4. Distributions to shareholders by class

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Net Investment Income:
Class N	$428	$30,866
Class A	3,725	325,489
Total	$4,153	$356,355

5. Shares of beneficial interest

At February 28, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

12	Western Asset Tax Free Reserves 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Class N
Shares sold	396,125	3,541,984
Shares issued on reinvestment	422	30,726
Shares repurchased	(224,702)	(1,605,980)
Net increase	171,845	1,966,730
Class A
Shares sold	94,094,906	188,002,354
Shares issued on reinvestment	2,317	129,672
Shares repurchased	(79,388,387)	(169,951,598)
Net increase	14,708,836	18,180,428

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Deferred capital losses

As of August 31, 2020, the Fund had deferred capital losses of $2,539, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments through the Portfolio, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and

Western Asset Tax Free Reserves 2021 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

14	Western Asset Tax Free Reserves 2021 Semi-Annual Report

Schedule of investments (unaudited)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
Municipal Bonds — 98.3%
Alabama — 2.8%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.010%	7/15/32	$8,900,000	$8,900,000	(a)(b)
Arizona — 2.4%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.010%	1/1/46	6,405,000	6,405,000	(a)(b)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	1,075,000	1,075,000	(a)(b)
Total Arizona				7,480,000
California — 2.5%
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A.	0.180%	10/1/25	2,000,000	2,000,000	(a)(b)(c)
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp. Project, Series A, LOC - Wells Fargo Bank N.A.	0.150%	10/1/37	540,000	540,000	(a)(b)(c)
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	0.050%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, Refunding, LIQ - FHLMC, LOC - FHLMC	0.080%	4/1/32	1,900,000	1,900,000	(a)(b)
Los Angeles, CA, TRAN:
Series 2021	4.000%	6/24/21	1,000,000	1,011,613
Series A	4.000%	6/30/21	1,000,000	1,012,291
Total California				8,043,904
Colorado — 1.3%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.030%	11/15/39	4,020,000	4,020,000	(a)(b)
Connecticut — 0.6%
Connecticut State HEFA Revenue, Trinity College, Series L, Refunding, LOC - JPMorgan Chase & Co.	0.030%	7/1/34	2,045,000	2,045,000	(a)(b)
Delaware — 1.5%
University of Delaware Revenue:
SPA - TD Bank N.A.	0.020%	11/1/35	1,650,000	1,650,000	(a)(b)
Series C, Refunding, SPA - TD Bank N.A.	0.010%	11/1/37	3,150,000	3,150,000	(a)(b)
Total Delaware				4,800,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 1.4%
District of Columbia Revenue:
Series A, LOC - PNC Bank N.A.	0.030%	8/15/38	$1,700,000	$1,700,000	(a)(b)
Series A, LOC - TD Bank N.A.	0.010%	8/15/38	910,000	910,000	(a)(b)
Metropolitan Washington DC, Airports Authority Revenue:
Subseries A-1, Refunding, LOC - Sumitomo Mitsui Banking	0.060%	10/1/39	1,410,000	1,410,000	(a)(b)(c)
Subseries A-2, Refunding, LOC - Sumitomo Mitsui Banking	0.060%	10/1/21	300,000	300,000	(a)(b)(c)
Total District of Columbia				4,320,000
Florida — 3.1%
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	0.020%	11/15/26	3,950,000	3,950,000	(a)(b)
Adventist Health System, Refunding	0.020%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System, Refunding	0.030%	11/15/34	900,000	900,000	(a)(b)
Adventist Health System, Refunding	0.030%	11/15/35	2,000,000	2,000,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, Series B, LOC - JPMorgan Chase & Co.	0.070%	10/15/42	2,540,000	2,540,000	(a)(b)(c)
Total Florida				9,690,000
Georgia — 2.4%
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC - Wells Fargo Bank N.A.	0.130%	4/1/32	2,765,000	2,765,000	(a)(b)(c)
Municipal Electric Authority of Georgia, Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	0.060%	1/1/48	5,000,000	5,000,000	(a)(b)
Total Georgia				7,765,000
Idaho — 2.8%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.010%	3/1/48	8,810,000	8,810,000	(a)(b)
Illinois — 6.0%
Chicago, IL, MFH Revenue, Renaissance Center LP, Series A, LOC - BMO Harris Bank N.A.	0.070%	10/1/34	1,730,000	1,730,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	0.060%	4/1/31	7,350,000	7,350,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, Series B, LOC - JPMorgan Chase & Co.	0.040%	8/1/35	2,005,000	2,005,000	(a)(b)

See Notes to Financial Statements.

16	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
University of Chicago Medical Center, Series A, LOC - Bank of America N.A.	0.010%	8/1/44	$3,100,000	$3,100,000	(a)(b)
University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	0.010%	8/1/44	4,905,000	4,905,000	(a)(b)
Total Illinois				19,090,000
Indiana — 4.0%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	11/1/39	1,000,000	1,000,000	(a)(b)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.010%	11/1/39	5,420,000	5,420,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP, Series A, LIQ - FNMA	0.030%	4/15/39	4,165,000	4,165,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC - PNC Bank N.A.	0.070%	5/1/34	2,020,000	2,020,000	(a)(b)
Total Indiana				12,605,000
Kentucky — 0.6%
Boyle County, KY, Centre College Project, Series A, Refunding, LOC - PNC Bank N.A.	0.040%	6/1/37	2,050,000	2,050,000	(a)(b)
Massachusetts — 1.0%
Massachusetts State IFA Revenue, Nova Realty Trust, Refunding, LOC - TD Bank N.A.	0.030%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State, GO, RAN, Series A	2.000%	4/21/21	2,500,000	2,506,486
Total Massachusetts				3,106,486
Michigan — 2.2%
Michigan State Finance Authority Revenue, Series A-2, State Aid Withholding, LOC - JPMorgan Chase & Co.	4.000%	8/20/21	1,000,000	1,017,624
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC - Bank of Tokyo-Mitsubishi UFJ	0.070%	1/1/26	5,500,000	5,500,000	(a)(b)
University of Michigan Revenue, Series D-1	0.010%	12/1/24	550,000	550,000	(a)(b)
Total Michigan				7,067,624
Minnesota — 3.2%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Allina Health System, Series B-2, LOC - JPMorgan Chase & Co.	0.010%	11/15/35	400,000	400,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Minneapolis, MN, Health Care System Revenue:
Fairview Health Services, Series B, Refunding, LOC - JPMorgan Chase Co.	0.040%	11/15/48	$1,650,000	$1,650,000	(a)(b)
Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	11/15/48	8,000,000	8,000,000	(a)(b)
Total Minnesota				10,050,000
Mississippi — 2.6%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.010%	12/1/30	2,610,000	2,610,000	(a)(b)
Chevron USA Inc. Project, Series A	0.010%	11/1/35	950,000	950,000	(a)(b)
Chevron USA Inc. Project, Series B	0.010%	12/1/30	1,200,000	1,200,000	(a)(b)
Chevron USA Inc. Project, Series B	0.010%	11/1/35	950,000	950,000	(a)(b)
Chevron USA Inc. Project, Series E	0.010%	12/1/30	100,000	100,000	(a)(b)
Chevron USA Inc. Project, Series E	0.010%	12/1/30	950,000	950,000	(a)(b)
Chevron USA Inc. Project, Series G	0.010%	12/1/30	1,000,000	1,000,000	(a)(b)
Chevron USA Inc. Project, Series G	0.010%	11/1/35	420,000	420,000	(a)(b)
Total Mississippi				8,180,000
Missouri — 2.5%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, Series C, Refunding, LOC - JPMorgan Chase & Co.	0.060%	3/1/24	520,000	520,000	(a)(b)
Missouri State HEFA Revenue:
Saint Louis Priory School Project, LOC - U.S. Bank N.A.	0.080%	2/1/33	100,000	100,000	(a)(b)
St. Louis University, Series B, LOC - U.S. Bank N.A.	0.010%	10/1/24	5,965,000	5,965,000	(a)(b)
Washington University, Series C, SPA - U.S. Bank N.A.	0.010%	3/1/40	1,500,000	1,500,000	(a)(b)
Total Missouri				8,085,000
New Jersey — 0.5%
New Jersey State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.020%	7/1/33	1,000,000	1,000,000	(a)(b)
Rahway, NJ, GO, Series 2020	2.000%	7/28/21	500,000	503,356
Total New Jersey				1,503,356
New York — 34.0%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.030%	11/1/38	2,800,000	2,800,000	(a)(b)

See Notes to Financial Statements.

18	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Ithaca, NY, GO, BAN, Refunding	1.500%	2/18/22	$1,000,000	$1,013,071
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.010%	11/1/31	1,170,000	1,170,000	(a)(b)
MTA, NY, Transportation Revenue:
Dedicated Tax Fund, Subseries B-1, LOC - Bank of Tokyo-Mitsubishi UFJ	0.030%	11/1/22	405,000	405,000	(a)(b)
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.020%	11/1/35	730,000	730,000	(a)(b)
Subseries E-1, LOC - U.S. Bank N.A.	0.010%	11/15/50	500,000	500,000	(a)(b)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.030%	11/1/32	2,215,000	2,215,000	(a)(b)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	0.050%	8/1/41	1,275,000	1,275,000	(a)(b)
Subseries E-5, LOC - TD Bank N.A.	0.010%	3/1/48	100,000	100,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	3,785,000	3,785,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
15 East Clarke Place Apartments, Series A, LOC - JPMorgan Chase & Co.	0.050%	9/1/37	3,000,000	3,000,000	(a)(b)(c)
The Dorado Apartments, Series A, LOC - Citibank N.A.	0.070%	6/1/40	2,170,000	2,170,000	(a)(b)(c)
New York City, NY, HDC, Multi-Family Rental Housing Revenue, Related West 89th Street Development, Series A, LIQ - FNMA, LOC - FNMA	0.050%	11/15/29	13,000,000	13,000,000	(a)(b)(c)
New York City, NY, IDA Revenue:
Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC - TD Bank N.A.	0.030%	7/1/25	3,245,000	3,245,000	(a)(b)
Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.030%	1/1/37	1,560,000	1,560,000	(a)(b)(c)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	200,000	200,000	(a)(b)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - Landesbank Hessen-Thueringen	0.010%	6/15/39	3,700,000	3,700,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	$4,380,000	$4,380,000	(a)(b)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.010%	6/15/48	3,500,000	3,500,000	(a)(b)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.050%	6/15/48	1,600,000	1,600,000	(a)(b)
New York City, NY, TFA Revenue Future Tax Secured:
Series A, Refunding, SPA - TD Bank N.A.	0.010%	11/1/29	500,000	500,000	(a)(b)
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.010%	8/1/45	500,000	500,000	(a)(b)
New York State Dormitory Authority Revenue:
City University, Series D, LOC - TD Bank N.A.	0.030%	7/1/31	1,390,000	1,390,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	0.030%	7/1/32	8,300,000	8,300,000	(a)(b)
Subordinated, TRAN, Series B	5.000%	3/31/21	2,000,000	2,007,307
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	0.040%	6/1/36	12,400,000	12,400,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.050%	11/1/39	3,000,000	3,000,000	(a)(b)(c)
New York State HFA Revenue:
42nd & 10th Housing, Series A, LIQ - FHLMC	0.040%	11/1/41	300,000	300,000	(a)(b)(c)
55 West 25th Street Housing, Series A, LOC - FNMA	0.070%	11/15/38	1,700,000	1,700,000	(a)(b)(c)
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	0.010%	11/1/46	11,175,000	11,175,000	(a)(b)
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	0.070%	11/1/38	1,800,000	1,800,000	(a)(b)(c)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.020%	5/1/41	1,000,000	1,000,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	0.050%	5/15/37	500,000	500,000	(a)(b)(c)

See Notes to Financial Statements.

20	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	0.030%	3/15/33	$3,395,000	$3,395,000	(a)(b)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 129, SPA - Royal Bank of Canada	0.070%	10/1/35	300,000	300,000	(a)(b)(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
Series F, Refunding, LOC - Citibank N.A.	0.020%	11/1/32	590,000	590,000	(a)(b)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.010%	1/1/32	7,450,000	7,450,000	(a)(b)
Westchester County, NY, GO, TAN, Series B	2.000%	10/18/21	1,000,000	1,011,792
Total New York				107,667,170
North Carolina — 1.1%
North Carolina Educational Facilities Finance Agency Revenue, Duke University, Series A	0.020%	6/1/27	3,500,000	3,500,000	(a)(b)
Ohio — 0.9%
Ohio State University Revenue, Series B-2	0.020%	12/1/39	2,250,000	2,250,000	(a)(b)
Ohio State, GO, Common Schools, Series C	0.020%	6/15/26	520,000	520,000	(a)(b)
Total Ohio				2,770,000
Oregon — 2.5%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.010%	8/1/34	7,900,000	7,900,000	(a)(b)
Pennsylvania — 2.9%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	0.040%	5/1/31	3,000,000	3,000,000	(a)(b)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	0.030%	12/1/38	1,100,000	1,100,000	(a)(b)
Philadelphia, PA, Authority for IDR:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.030%	12/1/34	800,000	800,000	(a)(b)
Series B, Refunding, LOC - TD Bank N.A.	0.030%	10/1/30	2,100,000	2,100,000	(a)(b)
Philadelphia, PA, TRAN, Series A	4.000%	6/30/21	750,000	759,276
Ridley, PA, School District, GO, LOC - TD Bank N.A.	0.030%	11/1/29	1,580,000	1,580,000	(a)(b)
Total Pennsylvania				9,339,276

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
South Dakota — 1.5%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ - FHLMC	0.040%	1/1/44	$4,920,000	$4,920,000	(a)(b)
Texas — 6.5%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	0.020%	6/1/25	3,100,000	3,100,000	(a)(b)(c)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	0.010%	12/1/41	2,400,000	2,400,000	(a)(b)
Methodist Hospital System, Series A-2, Refunding	0.010%	12/1/41	1,700,000	1,700,000	(a)(b)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	0.030%	5/15/34	6,900,000	6,900,000	(a)(b)
Texas State, TRAN, Series 2020	4.000%	8/26/21	4,000,000	4,073,368
Texas State, Veterans Bonds, GO, SPA - Sumitomo Mitsui Banking	0.060%	12/1/47	2,300,000	2,300,000	(a)(b)
Total Texas				20,473,368
Utah — 1.8%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series B	0.020%	5/15/36	5,000,000	5,000,000	(a)(b)
IHC Health Services Inc., Series D	0.010%	5/15/36	700,000	700,000	(a)(b)
Total Utah				5,700,000
Washington — 3.5%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC - U.S. Bank N.A.	0.070%	11/1/23	320,000	320,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	0.040%	12/1/38	4,825,000	4,825,000	(a)(b)
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	0.080%	5/1/28	2,955,000	2,955,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, Series A, LOC - U.S. Bank N.A.	0.100%	10/1/22	515,000	515,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, Refunding, Series P, LOC - Wells Fargo Bank N.A.	0.030%	4/1/43	2,495,000	2,495,000	(a)(b)
Total Washington				11,110,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Wyoming — 0.2%
Wyoming CDA Revenue, SPA - Federal Home Loan Bank	0.080%	12/1/38	$730,000	$730,000	(a)(b)(c)
Total Municipal Bonds				311,721,184
Commercial Paper — 1.6%
Harris County, TX, Cultural Education Facilities Finance Corp.	0.180%	10/1/21	5,000,000	5,000,000
Total Investments — 99.9% (Cost — $316,721,184#)				316,721,184
Other Assets in Excess of Liabilities — 0.1%				261,520
Total Net Assets — 100.0%				$316,982,704

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Abbreviation(s) used in this schedule:

BAN	— Bond Anticipation Notes

CDA	— Communities Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

IFA	— Industrial Finance Agency

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

PCFA	— Pollution Control Financing Authority

RAN	— Revenue Anticipation Notes

RDA	— Redevelopment Agency

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TAN	— Tax Anticipation Notes

TFA	— Transitional Finance Authority

TRAN	— Tax & Revenue Anticipation Notes

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2021

Assets:
Investments, at value	$316,721,184
Cash	39,535
Interest receivable	263,509
Total Assets	317,024,228

Liabilities:
Audit and tax fees payable	22,452
Fund accounting fees payable	14,977
Trustees’ fees payable	1,052
Accrued expenses	3,043
Total Liabilities	41,524
Total Net Assets	$316,982,704

Represented by:
Paid-in capital	$316,982,704

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended February 28, 2021

Investment Income:
Interest	$144,634

Expenses:
Investment management fee (Note 2)	235,559
Fund accounting fees	29,993
Audit and tax fees	22,451
Legal fees	3,981
Custody fees	2,856
Trustees’ fees	2,538
Interest expense	910
Miscellaneous expenses	346
Total Expenses	298,634
Less: Fee waivers and/or expense reimbursements (Note 2)	(235,559)
Net Expenses	63,075
Net Investment Income	81,559
Net Realized Loss on Investments	(27)
Increase in Net Assets From Operations	$81,532

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2021 (unaudited) and the Year Ended August 31, 2020	2021	2020

Operations:
Net investment income	$81,559	$3,111,906
Net realized loss	(27)	(5)
Increase in Net Assets From Operations	81,532	3,111,901

Capital Transactions:
Proceeds from contributions	81,453,295	216,158,064
Value of withdrawals	(91,948,501)	(231,643,923)
Decrease in Net Assets From Capital Transactions	(10,495,206)	(15,485,859)
Decrease in Net Assets	(10,413,674)	(12,373,958)

Net Assets:
Beginning of period	327,396,378	339,770,336
End of period	$316,982,704	$327,396,378

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	27

Financial highlights

For the years ended August 31, unless otherwise noted:
	2021[1]		2020	2019	2018	2017	2016

Net assets, end of period (millions)	$317		$327	$340	$349	$421	$1,315
Total return[2]	0.03%		0.89%	1.56%	1.16%	0.70%	0.19%

Ratios to average net assets:
Gross expenses	0.19%[3]		0.19%	0.19%	0.20%	0.20%	0.18%
Net expenses[4,5]	0.04	[3]	0.04	0.04	0.05	0.05	0.03
Net investment income	0.05	[3]	0.89	1.56	1.14	0.69	0.20

[1]	For the six months ended February 28, 2021 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2021, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Tax Free Reserves Portfolio 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$316,721,184	—	$316,721,184

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

30	Tax Free Reserves Portfolio 2021 Semi-Annual Report

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $235,559.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, such purchase and sale transactions (excluding accrued interest) were $106,780,000 and $87,565,000, respectively.

32	Tax Free Reserves Portfolio 2021 Semi-Annual Report

3. Derivative instruments and hedging activities

During the six months ended February 28, 2021, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

5. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	33

Western Asset

Tax Free Reserves

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.leggmason.com/moneymarketfunds.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010867 4/21 SR21-4117

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 22, 2021